Stockholders' deficiency (Detail Textuals 4) (USD $)	12 Months Ended			45 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 Consulting agreement	Dec. 31, 2012 Consulting agreement	May 01, 2012 Consulting agreement
Stockholders Equity Note [Line Items]
Stock agreed to issue a month pursuant to consulting agreement							20,000
Stock issued pursuant to consulting agreement					100,000	140,000
Expenses on shares issued to consulting agreement					$ 142,557	$ 75,800
Additional stock issued pursuant to consulting agreement					515,000
Additional expenses on shares issued to consulting agreement					901,000
Research and Development Expense	2,342,654	1,550,490	1,051,139	4,985,940	568,725	746,356
General and Administrative Expense	3,952,307	1,154,604	241,802	5,416,312	1,578,041	383,884
Stock Option Expense	1,103,209
Total share-based payment expense recognized in general and administrative expense	1,043,557	75,800			1,043,557	75,800
Share-Based Compensation	$ 2,146,766	$ 1,130,240	$ 95,140	$ 3,404,237	$ 2,146,766	$ 1,130,240